RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

29. RELATED PARTY TRANSACTIONS

During the period ended January 31, 2020, the Company entered in the related party transactions as described below.

Balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable at the years ended January 31:

	2020	2019	2018
Due to the President and CEO	$21,713,910	$484	$2,901
Due to directors and officers of the Company	1,476	316,261	—
Due to the CFO of the Company	64	1,888	—
Due to former executives of EFF	—	602,426	—
Due to significant shareholder	—	31,759,648	—
	$21,715,450	$32,680,707	$2,901

The Company had the following transactions with related parties during the years ended January 31:

	2020	2019	2018
Consulting fees paid to a director	$38,310	$98,583	$—
Amounts paid to CEO or companies controlled by CEO	13,039,739	—	4,881
Salary paid to directors and officers	1,131,201	1,113,900	245,380
Share Compensation including warrants and stock options for directors and officers	95,613	2,824,852	—
Convertible debenture interest paid to directors and officers	27,230	41,504	—
Rents Paid to Significant Shareholder	—	93,000	—
	$14,332,093	$4,171,839	$250,261

On February 4, 2019, the Company acquired the Phantom Venture Group LLC and Phantom Brands, LLC of Oregon (together, "Phantom Farms"), a private company involved in the cannabis industry, of which, a Director of the Company is a principal owner, the Company paid $10,539,260 (Note 3). A second agreement signed contemporaneously involving the real estate of Phantom Farms was entered into the by the Company, this agreement was restructured as at February 12, 2020 with the payment by the Company of 7,132,041 common shares (Note 32).

On February 6, 2019, a director was granted a total of 190,000 stock options to purchase common shares exercisable on or before February 5, 2022, at an exercise price of C$1.11 per share. In connection to these options, the Company recorded a share-based compensation expense of C$126,113.

During the year ended January 31, 2019, the Company:

(i) granted a total of 965,000 stock options to purchase common shares exercisable on or before June 25, 2021, at an exercise price of C$2.80 per share. In connection to these options, the Company recorded share-based compensation expense of C$1,825,245.

(ii) granted a total of 100,000 stock options to purchase common shares exercisable on or before June 27, 2021, at an exercise price of C$2.80 per share. In connection to these options, the Company recorded share-based compensation expense of C$180,818.

(iii) Directors and officers of the Company subscribed to convertible debentures totaling a face value of $176,670.

(iv) Pursuant to a a definitive agreement for the acquisition of Phantom Venture Group LLC and Phantom Brands, LLC of Oregon (together, "Phantom Farms"), a private company involved in the cannabis industry, of which, a Director of the Company is a principal owner, the Company paid $900,000 to be applied to the purchase consideration (Note 12).

During the year ended January 31, 2018, the Company:

(v) Settled C$9,000 of accounts payable and accrued liabilities through the issuance of 36,000 common shares to the former CEO.

(vi) Settled C$12,000 of accounts payable and accrued liabilities through the issuance of 48,000 common shares to the former CFO.

(vii) Granted a total of 465,000 stock options to directors and officers in order to purchase commons shares, exercisable on or before December 15, 2020, at an exercise price of C$0.65 per share